Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024 were as follows:

(in thousands of dollars)	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Constellation Stock fund	$582,181	$—	$—	$582,181
Registered investment companies	90,849	—	—	90,849
Net investments in the fair value hierarchy	673,030	—	—	673,030
Investments valued at net asset value (a)	—	—	—	6,095,565
Total investments at fair value	$673,030	$—	$—	$6,768,595
(a) - Includes investments in Collective Trust Funds

(in thousands of dollars)	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Constellation Stock fund	$383,094	$—	$—	$383,094
Registered investment companies	77,315	—	—	77,315
Net investments in the fair value hierarchy	460,409	—	—	460,409
Investments valued at net asset value (a)	—	—	—	5,389,833
Total investments at fair value	$460,409	$—	$—	$5,850,242
(a) - Includes investments in Collective Trust Funds